CASH AND CASH EQUIVALENTS	9 Months Ended
Sep. 30, 2024
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

3. CASH AND CASH EQUIVALENTS

As at September 30, 2024, the composition of cash and cash equivalents consists of cash in the amount of $555,712 (December 31, 2023 – $907,551). The Company does not hold any term deposits with an original maturity date of less than three months.